Bank Indebtedness - Additional Information (Detail) - CAD ($) $ in Thousands			12 Months Ended
	Dec. 24, 2021	Oct. 23, 2017	Mar. 28, 2026	Jul. 08, 2025	Mar. 29, 2025	Sep. 06, 2024	Jul. 15, 2024	Jun. 26, 2024	Jun. 29, 2018
Line of Credit Facility [Line Items]
Bank indebtedness			$ 71,671		$ 73,630
New credit facility maturity date	Dec. 31, 2026
Minimum excess availability percentage of borrowings			40.00%
Minimum excess availability percentage of line cap			25.00%
Mortgage on movable property (general) under the Civil Code (Quebec)			$ 200,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility		$ 85,000				$ 90,000
New credit facility maturity date		Oct. 31, 2022
Total commitments		$ 5,000
Line of Credit Facility, Current Borrowing Capacity						$ 5,000
Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term senior secured term loan									$ 12,500
Amended Credit Facility [Member]
Line of Credit Facility [Line Items]
Bank indebtedness			71,700		73,600
Long-term debt, gross			72,000		73,800
Senior secured revolving credit facility, excess availability			17,600		15,500
New credit facility maturity date	Dec. 31, 2026
Net of deferred financing costs			$ 300		$ 200
Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread									7.00%
Fair value of amount outstanding				$ 116,000
Amended Term Loan [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								0.32%
Amended Term Loan [Member] | Canadian Dollar Offered Rate [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								7.00%
Amended Credit Facility And Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Debt instrument, covenant description			In the event that minimum excess availability as defined in the Amended Credit Facility and Amended Term Loan is not maintained in accordance with the Company’s Amended Credit Facility and its Amended Term Loan, this would be considered an event of default thereunder that provides the lenders the right to require the outstanding balances borrowed under the Company’s Amended Credit Facility and its Amended Term Loan become due immediately, which would result in cross defaults on the Company’s other borrowings. The Company expects to have minimum excess availability as defined in the Wells Credit Facility and GB Term Loan for at least the next twelve months from the date of issuance of these financial statements.
Line of Credit Facility, Current Borrowing Capacity							$ 2,750
Incremental Loan [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility				13,500
Senior Secured Lenders [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility				$ 90,000
Maximum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio			1.1
Maximum [Member] | Amended Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread		2.00%						2.00%
Maximum [Member] | Amended Credit Facility [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								0.32%
Maximum [Member] | Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread									7.75%
Maximum [Member] | Amended Term Loan [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								7.75%
Maximum [Member] | Amended Term Loan [Member] | Canadian Dollar Offered Rate [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								6.75%
Minimum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio			1
Minimum [Member] | Amended Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread		1.50%						1.50%
Minimum [Member] | Amended Credit Facility [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								0.30%
Minimum [Member] | Amended Term Loan [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread	6.75%
Minimum [Member] | Amended Term Loan [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								6.75%
Minimum [Member] | Amended Term Loan [Member] | Canadian Dollar Offered Rate [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								0.32%
Arithmetic Average [Member] | Amended Term Loan [Member] | Canadian Overnight Repo Rate Average [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								7.00%
Arithmetic Average [Member] | Amended Term Loan [Member] | Canadian Dollar Offered Rate [Member]
Line of Credit Facility [Line Items]
Interest rate of CORRA plus spread								7.75%